BLACKROCK FUNDS II
BlackRock Inflation Protected Bond Portfolio
(the “Fund”)

Supplement dated March 4, 2010 to the
Prospectus and Statement of Additional Information, each dated January 28, 2010

Effective March 3, 2010, Adam Bowman is no longer a member of the portfolio management team for the Fund. The Prospectus and Statement of Additional Information of the Fund is amended by deleting all references to, and all information regarding, Mr. Bowman.

Shareholders should retain this Supplement for future reference.